Submission	Feb. 06, 2025
Submission [Line Items]
Central Index Key	0000765880
Registrant Name	HEALTHPEAK PROPERTIES, INC.
Registration File Number	333-276954
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES